Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff Costs
Schedule of staff costs

Staff costs (including Directors), for continuing and discontinued operations, comprise:

	2021 £’000	2020 £’000	2019 £’000
Wages and salaries	1,354	2,727	2,762
Defined contribution pension cost (note 25)	71	75	90
Social security contributions and similar taxes	152	397	565
Share-based payment charge/(credit)	89	(404)	(34)
Staff costs gross	1,666	2,795	3,383
Continuing operations	1,666	2,795	3,383
Discontinued operations	–	–	–
Staff costs	1,666	2,795	3,383

Schedule for average number of employed staff

The average number of staff employed by the Group during the financial year, for continuing and discontinued operations, amounted to:

	2021	2020	2019
Research and development	15	31	52
General and administration	5	9	13
	20	40	65

Schedule of Management Personnel Compensation

	2021 £’000	2020 £’000	2019 £’000
Short term employee benefits	658	472	812
Wages and salaries	–	–	656
Payments made to third parties	–	–	82
Social security contributions and similar taxes	–	–	72
Benefits in kind	–	–	2
Post-employment benefits	27	24	42
Defined contribution pension cost	–	–	42
Termination benefits	–	30	–
Share-based payment	61	(472)	(58)
Total	746	54	796